                                      OPPENHEIMER GLOBAL VALUE FUND
                                Supplement dated November 2, 2007, to the
                                     Prospectus dated October 1, 2007

This supplement amends the prospectus of Oppenheimer Global Value Fund (the "Fund"), dated October 1,
2007, as follows:

1.  The second sentence of the section titled "The Fund's Past Performance," on page 6 of the prospectus, is deleted in its entirety and replaced by the following:

     After the Fund has commenced investment operations, to obtain its performance information, you can contact the Fund's transfer agent, OppenheimerFunds Services ("Transfer Agent"), at the toll-free telephone number on the back cover of this prospectus.

2.  The last sentence of the first paragraph in the section titled "Fees and Expenses of the Fund," on page 6 of the prospectus, is deleted in its entirety and replaced by the following:

     Class B, Class C and Class N shares of the Fund are not currently available for purchase. Only
     Class A shares of the Fund are available for sale to individual investors. Class Y shares of the Fund are only available to certain group retirement plans that have an agreement with the
     Distributor.

3.  The last sentence of the first paragraph under the section titled "How To Buy Shares," beginning on page 13 of the prospectus, is deleted in its entirety and replaced by the following:

     Class B, Class C and Class N shares of the Fund are not currently available for purchase. Only
     Class A shares of the Fund are available for sale to individual investors. Class Y shares of the Fund are only available to certain group retirement plans that have an agreement with the
     Distributor.

4.  The second sentence of the section titled "Buying Shares Through the Distributor - Buying Shares
Through OppenheimerFunds AccountLink," beginning on page 14 of the prospectus, is deleted in its entirety and replaced by the following:

     You can provide share purchase instructions automatically under an Asset Builder Plan described below, or by telephone.

5.  The last sentence in the first paragraph of the section titled "What Classes of Shares Does the Fund
Offer?" beginning on page 16 of the prospectus, is deleted in its entirety and replaced by the following:

     Class B, Class C and Class N shares of the Fund are not currently available for purchase. Only
     Class A shares of the Fund are available for sale to individual investors and Class Y shares of the Fund are only available to certain group retirement plans that have an agreement with the
     Distributor.

6.  The third sentence of the bulleted section titled "Other Special Reductions and Waivers," on page 21 of the prospectus, is deleted in its entirety and replaced by the following:

     The Fund's Statement of Additional Information may be ordered by calling 1.800.225.5677.

7.  The following sentence is added at the end of the first paragraph in the section titled "PhoneLink,"
beginning on page 26 of the prospectus:

     PhoneLink is not currently available to investors in the Fund.

8.  The section titled "OppenheimerFunds Internet Website," on page 27 of the prospectus, is deleted in its entirety.

9.  The section titled "Telephone and Internet Exchange Requests," on page 32 of the prospectus, is deleted in its entirety and replaced by the following:

     Telephone Exchange Requests. Telephone exchange requests may be made by calling a service representative at 1.800.225.5677. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address.

10.  The paragraph next to the heading "On the Internet," in the section "How to Get More Information"
on the back cover of the prospectus, is deleted in its entirety and replaced by the following:

     You can request these documents by e-mail through the OppenheimerFunds website at:
     www.oppenheimerfunds.com.

November 2, 2007                                                                              PS0687.001

                                      OPPENHEIMER GLOBAL VALUE FUND
                                Supplement dated November 2, 2007, to the
                        Statement of Additional Information dated October 1, 2007

This supplement amends the Statement of Additional Information (the "SAI") of Oppenheimer Global Value
Fund (the "Fund"), dated October 1, 2007, as follows:

1.  The first paragraph, following the heading "Statement of Additional Information dated October 1,
2007," on the front cover of the SAI, is deleted in its entirety and replaced by the following:

              This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated
     October 1, 2007. It should be read together with the Prospectus. You can obtain the Prospectus by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver,
     Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above.

2.  In the section "Disclosure of Portfolio Holdings," the bulleted sub-section titled "Public
Disclosure," on page 26 of the SAI, is deleted in its entirety and replaced by the following:

o        Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters in its semi-annual report to shareholders, its annual report to shareholders, or its Statements of Investments on Form
         N-Q. Those documents are publicly available at the SEC.

3.  The sub-section titled "Explanation of Performance Terminology" in the section titled "Performance of the Fund," on page 56 of the SAI, is deleted in its entirety and replaced by the following:

     Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how those returns are calculated is set forth below. The Fund's performance information is not included since, as of the date of the SAI, the Fund had not yet commenced operations. You can obtain current performance information by calling the Fund's
     Transfer Agent at 1.800.225.5677.

November 2, 2007                                                                                      PX0687.001